Other comprehensive income (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Amounts reclassified out of OCI
Total revenues	$ 39,830	$ 41,848	$ 39,336
Total cost of sales	24,506	25,728	23,838
SG&A expenses	6,067	6,094	5,756
Income from continuing operations before taxes	3,896	4,066	3,838
Tax	(1,202)	(1,122)	(1,030)
Net income	2,718	2,907	2,812
Pension and other post-retirement plan adjustments | Amounts reclassified out of "Accumulated other comprehensive loss"
Amounts reclassified out of OCI
Income from continuing operations before taxes	117	165
Tax	(21)	(43)
Net income	96	122
Amortization of prior service cost | Amounts reclassified out of "Accumulated other comprehensive loss"
Amounts reclassified out of OCI
Net periodic benefit cost	18	25
Amortization of net actuarial losses | Amounts reclassified out of "Accumulated other comprehensive loss"
Amounts reclassified out of OCI
Net periodic benefit cost	99	140
Unrealized gains (losses) of cash flow hedge derivatives | Amounts reclassified out of "Accumulated other comprehensive loss"
Amounts reclassified out of OCI
Income from continuing operations before taxes	10	(54)
Tax	(1)	11
Net income	9	(43)
Unrealized gains (losses) of cash flow hedge derivatives | Amounts reclassified out of "Accumulated other comprehensive loss" | Foreign exchange contracts
Amounts reclassified out of OCI
Total revenues	9	(52)
Total cost of sales	(8)	1
Unrealized gains (losses) of cash flow hedge derivatives | Amounts reclassified out of "Accumulated other comprehensive loss" | Commodities
Amounts reclassified out of OCI
Total cost of sales	3	5
Unrealized gains (losses) of cash flow hedge derivatives | Amounts reclassified out of "Accumulated other comprehensive loss" | Cash-settled call options
Amounts reclassified out of OCI
SG&A expenses	$ 6	$ (8)